Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000253928 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000253928 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253928 | Derivatives Line_AssetSummary
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000253928 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253928 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000253928 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000253928 | Corporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000253927 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000253927 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253927 | Derivatives Line_AssetSummary
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000253927 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253927 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000253927 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000253927 | Corporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000153750 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153750 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000153750 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000153750 | Corporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000153750 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000153750 | Senior Loan Notes
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000153751 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153751 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000153751 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000153751 | Corporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000153751 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000153751 | Senior Loan Notes
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000078095 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078095 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000078095 | Derivatives Line_AssetSummary
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000078095 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000078095 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000078095 | Corporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000078095 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000078095 | Foreign Government Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000098966 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000098966 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000098966 | Derivatives Line_AssetSummary
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000098966 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000098966 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000098966 | Corporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000098966 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000098966 | Foreign Government Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000111629 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000111629 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000111629 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000111629 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000111629 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000111629 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000111629 | Financial
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000111629 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000111630 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000111630 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000111630 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000111630 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000111630 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000111630 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000111630 | Financial
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000111630 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000078079 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078079 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000078079 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000078079 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078079 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000078079 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000078079 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000078079 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000078079 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000078079 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000078079 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000098951 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000098951 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000098951 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000098951 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000098951 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000098951 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000098951 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000098951 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000098951 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000098951 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000098951 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000078081 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(34.10%)
C000078081 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000078081 | Derivatives Line_AssetSummary
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000078081 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000078081 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000078081 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000078081 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000078081 | Foreign Government Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000098953 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(34.10%)
C000098953 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000098953 | Derivatives Line_AssetSummary
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000098953 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000098953 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000098953 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000098953 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000098953 | Foreign Government Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000222604 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222604 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000222604 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000222604 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000222604 | Corporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000222604 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000222605 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222605 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000222605 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000222605 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000222605 | Corporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000222605 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000078080 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(48.20%)
C000078080 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078080 | Derivatives Line_AssetSummary
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000078080 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000078080 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000078080 | Corporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000078080 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000078080 | Foreign Government Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000098952 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(48.20%)
C000098952 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000098952 | Derivatives Line_AssetSummary
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000098952 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000098952 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000098952 | Corporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000098952 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000098952 | Foreign Government Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000078082 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000078082 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000078082 | Derivatives Line_AssetSummary
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000078082 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000078082 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000078082 | Corporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000078082 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000098954 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000098954 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000098954 | Derivatives Line_AssetSummary
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000098954 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000098954 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000098954 | Corporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000098954 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000111627 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000111627 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000111627 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000111627 | Peru
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000111627 | Israel
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000111627 | Nigeria
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000111627 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000111627 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000111627 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000111627 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000111627 | Derivatives Line_AssetSummary
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000111627 | Corporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000111627 | Foreign Government Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000111627 | Derivatives Line_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000111628 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000111628 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000111628 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000111628 | Peru
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000111628 | Israel
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000111628 | Nigeria
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000111628 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000111628 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000111628 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000111628 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000111628 | Derivatives Line_AssetSummary
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000111628 | Corporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000111628 | Foreign Government Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000111628 | Derivatives Line_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000078089 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000078089 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000078089 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000078089 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000078089 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000078089 | Financial
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000078089 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000078089 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000078089 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000098960 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000098960 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000098960 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000098960 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000098960 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000098960 | Financial
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000098960 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000098960 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000098960 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000078115 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000078115 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000078115 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000078115 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000078115 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000078115 | Financial
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000078115 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000078115 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000078115 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000078115 | Derivatives Line_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098974 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000098974 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000098974 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000098974 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000098974 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000098974 | Financial
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000098974 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000098974 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000098974 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000098974 | Derivatives Line_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078104 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078104 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000078104 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000078104 | Technology
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000078104 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000078104 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000078104 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000078104 | Communications
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000098970 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000098970 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000098970 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000098970 | Technology
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000098970 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000098970 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000098970 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000098970 | Communications
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000078093 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000078093 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000078093 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000078093 | Technology
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000078093 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000078093 | Financial
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000078093 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000078093 | Communications
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000098964 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000098964 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000098964 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000098964 | Technology
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000098964 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000098964 | Financial
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000098964 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000098964 | Communications
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000226479 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000226479 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000226479 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000226479 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000226479 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000226479 | Financial
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000226479 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000226479 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000226479 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000226479 | Derivatives Line_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226478 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000226478 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000226478 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000226478 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000226478 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000226478 | Financial
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000226478 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000226478 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000226478 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000226478 | Derivatives Line_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000078077 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000078077 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000078077 | Technology
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000078077 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000078077 | Financial
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000078077 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000078077 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000078077 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000078077 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000098949 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000098949 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000098949 | Technology
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000098949 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000098949 | Financial
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000098949 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000098949 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000098949 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000098949 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078072 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078072 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000078072 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000078072 | Technology
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000078072 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000078072 | Financial
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000078072 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000078072 | Communications
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000098945 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000098945 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000098945 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000098945 | Technology
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000098945 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000098945 | Financial
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000098945 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000098945 | Communications
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000253932 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000253932 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253932 | Derivatives Line_AssetSummary
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000253932 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253932 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000253932 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000253932 | Corporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000253931 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000253931 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253931 | Derivatives Line_AssetSummary
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000253931 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253931 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000253931 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000253931 | Corporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000078083 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000078083 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000078083 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000078083 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000078083 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000078083 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000078083 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000078083 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000078083 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000078083 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000098955 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000098955 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000098955 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000098955 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000098955 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000098955 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000098955 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000098955 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000098955 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000098955 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000078113 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078113 | Derivatives Line_AssetSummary
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000078113 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000078113 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000078113 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000078113 | Corporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000078113 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000098972 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000098972 | Derivatives Line_AssetSummary
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000098972 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000098972 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000098972 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000098972 | Corporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000098972 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000078086 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000078086 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000078086 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000078086 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000078086 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000078086 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000078086 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000098958 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000098958 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000098958 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000098958 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000098958 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000098958 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000098958 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000078098 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078098 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078098 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000078098 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000078098 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000078098 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000078098 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000078098 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000078098 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000078098 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000098969 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000098969 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000098969 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000098969 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000098969 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000098969 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000098969 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000098969 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000098969 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000098969 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253933 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000253933 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253933 | Derivatives Line_AssetSummary
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
C000253933 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000253933 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000253933 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000253933 | Corporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000253934 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000253934 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253934 | Derivatives Line_AssetSummary
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
C000253934 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000253934 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000253934 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000253934 | Corporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000078087 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000078087 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078087 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000078087 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000078087 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000078087 | Financial
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000078087 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000078087 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078087 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078087 | Derivatives Line_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098959 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000098959 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098959 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000098959 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000098959 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000098959 | Financial
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000098959 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000098959 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000098959 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000098959 | Derivatives Line_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078074 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000078074 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000078074 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000078074 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000078074 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000078074 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000078074 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000078074 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000098947 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000098947 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000098947 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000098947 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000098947 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000098947 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000098947 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000098947 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000078116 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078116 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000078116 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000078116 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000078116 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000078116 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000078116 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000078116 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000078116 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000078116 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000078116 | Derivatives Line_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000098975 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000098975 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000098975 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000098975 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000098975 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000098975 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000098975 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000098975 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000098975 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000098975 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000098975 | Derivatives Line_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000253936 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000253936 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253936 | Derivatives Line_AssetSummary
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
C000253936 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000253936 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000253936 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000253936 | Corporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000253935 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000253935 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253935 | Derivatives Line_AssetSummary
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
C000253935 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000253935 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000253935 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000253935 | Corporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000078075 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000078075 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000078075 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000078075 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000078075 | Financial
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000078075 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000078075 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078075 | Energy
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000078075 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000098948 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000098948 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000098948 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000098948 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000098948 | Financial
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000098948 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000098948 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000098948 | Energy
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000098948 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000078084 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078084 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000078084 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000078084 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000078084 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000078084 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000078084 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000078084 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000078084 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000078084 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000078084 | Derivatives Line_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000098956 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000098956 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000098956 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000098956 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000098956 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000098956 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000098956 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000098956 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000098956 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000098956 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000098956 | Derivatives Line_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000125302 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000125302 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000125302 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000125302 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000125302 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000125302 | Financial
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000125302 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000125302 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000125302 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000125302 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000125303 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000125303 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000125303 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000125303 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000125303 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000125303 | Financial
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000125303 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000125303 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000125303 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000125303 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000078078 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000078078 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000078078 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000078078 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000078078 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000078078 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000078078 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000078078 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000078078 | India
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000078078 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000078078 | China
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000078078 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000078078 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000078078 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000078078 | Financial
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000078078 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078078 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000078078 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000078078 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000098950 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000098950 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000098950 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000098950 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000098950 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000098950 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000098950 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000098950 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000098950 | India
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000098950 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000098950 | China
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000098950 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000098950 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000098950 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000098950 | Financial
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000098950 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000098950 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000098950 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000098950 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253929 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000253929 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253929 | Derivatives Line_AssetSummary
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000253929 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253929 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000253929 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000253929 | Corporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000253930 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000253930 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253930 | Derivatives Line_AssetSummary
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000253930 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253930 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000253930 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000253930 | Corporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000230801 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230801 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230801 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230801 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000230801 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230801 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230801 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230801 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230801 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230801 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000230801 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000230801 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000230801 | France
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000230801 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000230801 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000230801 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000230801 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000230801 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000230801 | Financial
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000230801 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000230801 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000230800 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230800 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230800 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230800 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000230800 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230800 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230800 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230800 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230800 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230800 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000230800 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000230800 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000230800 | France
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000230800 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000230800 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000230800 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000230800 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000230800 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000230800 | Financial
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000230800 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000230800 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000078073 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000078073 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000078073 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000078073 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000078073 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078073 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000078073 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000078073 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000078073 | France
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000078073 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000078073 | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000078073 | Country Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000078073 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000078073 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000078073 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000078073 | Financial
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000078073 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000078073 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000098946 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000098946 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000098946 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000098946 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000098946 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000098946 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000098946 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000098946 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000098946 | France
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000098946 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000098946 | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000098946 | Country Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000098946 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000098946 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000098946 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000098946 | Financial
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000098946 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000098946 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000078094 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000078094 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078094 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078094 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000078094 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078094 | China
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078094 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000078094 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000078094 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078094 | France
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000078094 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000078094 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000078094 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000078094 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000078094 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000078094 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000078094 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000078094 | Financial
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000078094 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000078094 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000098965 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000098965 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000098965 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000098965 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000098965 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000098965 | China
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000098965 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000098965 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000098965 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000098965 | France
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000098965 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000098965 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000098965 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000098965 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000098965 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000098965 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000098965 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000098965 | Financial
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000098965 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000098965 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000078114 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000078114 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078114 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078114 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000078114 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000078114 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078114 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000078114 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000078114 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000078114 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000078114 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000078114 | France
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000078114 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000078114 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000078114 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000078114 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000078114 | Financial
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000078114 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000078114 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000078114 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000078114 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000098973 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000098973 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000098973 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000098973 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000098973 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000098973 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000098973 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000098973 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000098973 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000098973 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000098973 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000098973 | France
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000098973 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000098973 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000098973 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000098973 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000098973 | Financial
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000098973 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000098973 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000098973 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000098973 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000078112 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000078112 | Sub-Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000078112 | Sub-IndustryPharmacy Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000078112 | Sub-IndustryDiagnostic Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000078112 | Sub-IndustryMedical Products
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000078112 | Sub-IndustryMedical Instruments
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000078112 | Sub-IndustryMedical-Biomedical/Gene
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000078112 | Sub-IndustryMedical-Drugs
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000098971 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000098971 | Sub-Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000098971 | Sub-IndustryPharmacy Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000098971 | Sub-IndustryDiagnostic Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000098971 | Sub-IndustryMedical Products
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000098971 | Sub-IndustryMedical Instruments
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000098971 | Sub-IndustryMedical-Biomedical/Gene
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000098971 | Sub-IndustryMedical-Drugs
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000078085 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000078085 | Sub-Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000078085 | Sub-IndustryREITS-Office Property
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000078085 | Sub-IndustryREITS-Storage
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000078085 | Sub-IndustryREITS-Shopping Centers
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000078085 | Sub-IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000078085 | Sub-IndustryREITS-Apartments
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000078085 | Sub-IndustryREITS-Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000078085 | Sub-IndustryREITS-Diversified
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000098957 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000098957 | Sub-Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000098957 | Sub-IndustryREITS-Office Property
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000098957 | Sub-IndustryREITS-Storage
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000098957 | Sub-IndustryREITS-Shopping Centers
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000098957 | Sub-IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000098957 | Sub-IndustryREITS-Apartments
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000098957 | Sub-IndustryREITS-Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000098957 | Sub-IndustryREITS-Diversified
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000078092 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078092 | Sub-Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000078092 | Sub-IndustryInternet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000078092 | Sub-IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000078092 | Sub-IndustryInternet Applic Sftwr
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000078092 | Sub-IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000078092 | Sub-IndustryEnterprise Software/Serv
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078092 | Sub-IndustryApplications Software
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000078092 | Sub-IndustryComputers
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000078092 | Sub-IndustryElectronic Components-Semiconductor
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000098963 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000098963 | Sub-Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000098963 | Sub-IndustryInternet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000098963 | Sub-IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000098963 | Sub-IndustryInternet Applic Sftwr
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000098963 | Sub-IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000098963 | Sub-IndustryEnterprise Software/Serv
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000098963 | Sub-IndustryApplications Software
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000098963 | Sub-IndustryComputers
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000098963 | Sub-IndustryElectronic Components-Semiconductor
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000226481 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000226481 | Fixed Income Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000226481 | Equity Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000226480 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000226480 | Fixed Income Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000226480 | Equity Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000230799 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000230799 | Fixed Income Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000230799 | Equity Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	81.20%
C000230798 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000230798 | Fixed Income Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000230798 | Equity Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	81.20%
C000167976 | Fixed Income Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000167976 | Equity Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000167976 | Fixed Income Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000167976 | Equity Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	66.10%
C000211249 | Fixed Income Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000211249 | Equity Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211249 | Fixed Income Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000211249 | Equity Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	66.10%
C000078100 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078100 | Affiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000078100 | Affiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000211240 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000211240 | Affiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000211240 | Affiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000078101 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078101 | Affiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000078101 | Affiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000211241 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000211241 | Affiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000211241 | Affiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000078102 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078102 | Affiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	81.10%
C000078102 | Affiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000211242 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000211242 | Affiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	81.10%
C000211242 | Affiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000248882 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000248882 | Affiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000248882 | Affiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000248883 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000248883 | Affiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000248883 | Affiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000098939 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098939 | Affiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000098939 | Affiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000211243 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000211243 | Affiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000211243 | Affiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000098940 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098940 | Affiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000098940 | Affiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000211244 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000211244 | Affiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000211244 | Affiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000098941 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098941 | Affiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.30%
C000098941 | Affiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000211245 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000211245 | Affiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.30%
C000211245 | Affiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000098942 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098942 | Affiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	80.50%
C000098942 | Affiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000211246 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000211246 | Affiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	80.50%
C000211246 | Affiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000098943 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098943 | Affiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000098943 | Affiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211247 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000211247 | Affiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000211247 | Affiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000139083 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000139083 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000139083 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000139083 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000139083 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000139083 | Financial
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000139083 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000139083 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000139083 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000139083 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000078108 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000078108 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000078108 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000078108 | Corporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000078108 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000078109 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078109 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000078109 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000078109 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078109 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000078109 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000078109 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000078109 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000078109 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000078109 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078103 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000078103 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000078103 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000078103 | Technology
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000078103 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000078103 | Financial
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000078103 | Communications
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000078103 | Derivatives Line_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078105 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000078105 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000078105 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000078105 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000078105 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000078105 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000078105 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000078105 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000078105 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000078105 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000078105 | Derivatives Line_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221970 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221970 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000221970 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000221970 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000221970 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000221970 | Financial
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000221970 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000221970 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000221970 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000221970 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000221970 | Derivatives Line_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078107 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000078107 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000078107 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000078107 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000078107 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000078107 | Financial
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000078107 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000078107 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000078107 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078107 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078107 | Derivatives Line_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078106 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000078106 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000078106 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000078106 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000078106 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000078106 | Financial
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000078106 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000078106 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000078106 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000078106 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000078106 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000078106 | Derivatives Line_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078111 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078111 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000078111 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000078111 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000078111 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078111 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000078111 | India
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000078111 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000078111 | China
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000078111 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000078111 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000078111 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000078111 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000078111 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000078111 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000078111 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000078111 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078111 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078111 | Derivatives Line_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000078110 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078110 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000078110 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000078110 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000078110 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000078110 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000078110 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000078110 | Canada
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000078110 | France
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000078110 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000078110 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000078110 | Country Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000078110 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000078110 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000078110 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000078110 | Consumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000078110 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000078110 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000078110 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000078110 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000078110 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000078110 | Derivatives Line_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%